Income Taxes (Tables)	12 Months Ended
Jul. 01, 2012
Income Taxes [Abstract]
Provision (benefit) for income taxes

	2012	2011	2010
Currently payable (refundable):
Federal	$2,116	$1,181	$(2,745)
State	219	167	230
Foreign	1,200	1,369	753

	3,535	2,717	(1,762)
Deferred tax provision (benefit)	54	(177)	3,428

	$3,589	$2,540	$1,666

Difference between income taxes computed at the Federal statutory tax rate and the provision for income taxes

	2012	2011	2010
U.S. statutory rate	34.1%	34.0%	34.0%
State taxes, net of Federal tax benefit	(.1)	0.4	4.1
Foreign subsidiaries	(3.7)	(1.9)	(4.1)
Non-controlling interest	(7.3)	(7.2)	(3.5)
Valuation allowance	—	0.5	2.8
Other	(0.3)	(0.7)	(3.6)

	22.7%	25.1%	29.7%

Components of deferred tax assets and (liabilities)

	July 1, 2012	July 3, 2011
Deferred income taxes-current:
Repair and maintenance supply parts reserve	$190	$264
Payroll-related accruals	1,589	1,504
Environmental reserve	546	562
Inventory Reserve	437	401
Allowance for Doubtful Accounts	190	152
Accrued Warranty	1,663	1,169
Method change for inventory valuation	—	(460)
Other	781	588

	5,396	4,180
Valuation allowance	(177)	(154)

	$5,219	$4,026

Deferred income taxes-noncurrent:
Accrued pension obligations	$(9,482)	$(9,080)
Unrecognized pension and postretirement benefit plan liabilities	19,467	12,118
Accumulated depreciation	(3,023)	(1,968)
Stock-based compensation	842	693
Postretirement obligations	728	1,153
NOL/credit carry-forwards	153	216
Other	1,057	562

	9,742	3,694
Valuation allowance	—	(55)

	$9,742	$3,639

Reconciliation of the beginning and ending amount of unrecognized tax benefits

	Year Ended
	July 1, 2012	July 3, 2011
Unrecognized tax benefits, beginning of year	$1,500	$1,125
Gross increases—tax positions in prior years	—	26
Gross decreases—tax positions in prior years	(2)	—
Gross increases—current period tax positions	43	349
Tax Years Closed	—	—

Unrecognized tax benefits, end of year	$1,541	$1,500